Schedule of Investments (Unaudited) June 30, 2024

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
CHINA — 99.3%
Communication Services — 39.9%
Autohome ADR	2,606,324	$71,543,594
Baidu, Cl A *	18,981,884	207,265,621
Bilibili, Cl Z *	10,045,664	163,280,319
China Literature *	18,165,200	58,515,611
iQIYI ADR *	11,673,798	42,842,839
JOYY ADR	1,309,160	39,392,625
Kanzhun ADR	10,698,253	201,234,139
Kingsoft	34,216,800	98,827,886
Kuaishou Technology, Cl B *	35,272,300	208,496,637
NetEase	12,473,605	238,211,761
Tencent Holdings	11,832,075	564,370,306
Tencent Music Entertainment Group ADR	15,954,610	224,162,271
Weibo ADR (A)	3,520,095	27,034,330
Zx * (A)	7,584,400	15,717,856
		2,160,895,795
Consumer Discretionary — 42.8%
Alibaba Group Holding	53,909,864	486,800,396
JD.com, Cl A	23,109,040	305,756,572
Meituan, Cl B *	27,777,648	395,278,407
PDD Holdings ADR *	3,231,007	429,562,381
TAL Education Group ADR *	17,887,396	190,858,515
Tongcheng Travel Holdings	49,270,200	98,068,359
Trip.com Group *	4,545,750	218,105,637
Vipshop Holdings ADR	14,558,468	189,551,253
		2,313,981,520
Consumer Staples — 5.2%
Alibaba Health Information Technology * (A)	232,582,000	93,242,521
East Buy Holding * (A)	17,885,000	28,909,586
JD Health International *	46,239,750	125,854,277
Ping An Healthcare and Technology *	24,182,300	35,433,757
		283,440,141
Financials — 3.4%
Lufax Holding ADR (A)	8,121,503	19,247,961
Qifu Technology ADR	5,754,056	113,527,525
ZhongAn Online P&C Insurance, Cl H *	30,883,900	53,718,698
		186,494,184
Health Care — 0.3%
YSB * (A)	13,613,600	14,036,617

Schedule of Investments (Unaudited) June 30, 2024

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 3.8%
Full Truck Alliance ADR	25,399,481	$204,211,827

Real Estate — 3.9%
KE Holdings ADR	14,750,976	208,726,311

TOTAL CHINA		5,371,786,395

TOTAL COMMON STOCK (Cost $6,468,709,060)		5,371,786,395

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Cl Institutional, 5.230% (B) (C)	45,540,906	45,540,906
TOTAL SHORT-TERM INVESTMENT (Cost $45,540,906)		45,540,906

TOTAL INVESTMENTS — 100.1% (Cost $6,514,249,966)		5,417,327,301
OTHER ASSETS LESS LIABILITIES – (0.1)%		(5,763,561)
NET ASSETS - 100%		$5,411,563,740

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2024.
(B)	The rate shown is the 7-day effective yield as of June 30, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2024 was $45,540,906.

See “Glossary” for abbreviations.

KRS-QH-002-2200

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.1% ‡
CHINA — 99.1%
Communication Services — 1.5%
China United Network Communications, Cl A	2,657,500	$1,710,794
Focus Media Information Technology, Cl A	1,206,902	1,001,777
		2,712,571
Consumer Discretionary — 7.5%
BYD, Cl A	179,900	6,166,402
China Tourism Group Duty Free, Cl A	192,932	1,651,358
Haier Smart Home, Cl A	626,100	2,433,788
Midea Group, Cl A	345,900	3,055,884
		13,307,432
Consumer Staples — 12.1%
Foshan Haitian Flavouring & Food, Cl A	209,642	989,797
Inner Mongolia Yili Industrial Group, Cl A	287,912	1,019,011
Jiangsu Yanghe Distillery, Cl A	68,122	753,361
Kweichow Moutai, Cl A	55,889	11,233,070
Luzhou Laojiao, Cl A	66,646	1,309,852
Muyuan Foods, Cl A	247,145	1,475,927
Shanxi Xinghuacun Fen Wine Factory, Cl A	55,116	1,591,987
Wuliangye Yibin, Cl A	176,479	3,095,033
		21,468,038
Energy — 4.5%
China Petroleum & Chemical, Cl A	1,933,840	1,674,034
China Shenhua Energy, Cl A	394,947	2,400,241
PetroChina, Cl A	1,286,500	1,818,511
Shaanxi Coal Industry, Cl A	577,716	2,039,179
		7,931,965
Financials — 19.7%
Agricultural Bank of China, Cl A	5,866,707	3,503,543
Bank of Communications, Cl A	2,704,899	2,767,567
Bank of Ningbo, Cl A	453,018	1,368,824
China Merchants Bank, Cl A	1,421,567	6,657,222
China Pacific Insurance Group, Cl A	469,614	1,792,045
CITIC Securities, Cl A	840,021	2,097,507
East Money Information, Cl A	1,082,931	1,566,359
Industrial & Commercial Bank of China, Cl A	4,335,226	3,384,645
Industrial Bank, Cl A	1,431,722	3,455,343
Ping An Bank, Cl A	1,331,167	1,850,654
Ping An Insurance Group of China, Cl A	741,698	4,201,788
Shanghai Pudong Development Bank, Cl A	2,022,746	2,280,173
		34,925,670

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 6.8%
Jiangsu Hengrui Pharmaceuticals, Cl A	778,275	$4,099,859
Shenzhen Mindray Bio-Medical Electronics, Cl A	148,053	5,899,326
Zhangzhou Pientzehuang Pharmaceutical, Cl A	73,650	2,089,904
		12,089,089
Industrials — 15.0%
Beijing-Shanghai High Speed Railway, Cl A	4,743,000	3,488,623
China State Construction Engineering, Cl A	4,020,058	2,923,839
Contemporary Amperex Technology, Cl A	415,455	10,244,620
COSCO SHIPPING Holdings, Cl A	1,232,230	2,614,386
CRRC, Cl A	2,349,900	2,417,218
NARI Technology, Cl A	775,915	2,652,683
SF Holding, Cl A	472,859	2,311,558
		26,652,927
Information Technology — 14.9%
BOE Technology Group, Cl A	7,979,445	4,470,155
Foxconn Industrial Internet, Cl A	2,795,400	10,491,102
LONGi Green Energy Technology, Cl A	1,635,991	3,141,634
Luxshare Precision Industry, Cl A	1,546,250	8,325,481
		26,428,372
Materials — 10.9%
Wanhua Chemical Group, Cl A	724,599	8,025,240
Zijin Mining Group, Cl A	4,750,692	11,432,869
		19,458,109
Real Estate — 1.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	628,100	756,213
Poly Developments and Holdings Group, Cl A	829,777	995,617
		1,751,830
Utilities — 5.2%
China National Nuclear Power, Cl A	1,411,600	2,061,083
China Yangtze Power, Cl A	1,837,470	7,278,554
		9,339,637
TOTAL CHINA		176,065,640

TOTAL COMMON STOCK (Cost $186,011,615)		176,065,640

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	61,390	$—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $—)		—

TOTAL INVESTMENTS — 99.1% (Cost $186,011,615)		176,065,640
OTHER ASSETS LESS LIABILITIES – 0.9%		1,589,994
NET ASSETS - 100%		$177,655,634

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-003-2100

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 98.8% ‡
CHINA — 98.6%
Communication Services — 14.1%
Autohome ADR	456	$12,517
Baidu, Cl A *	5,750	62,785
Bilibili, Cl Z *	1,100	17,879
Focus Media Information Technology, Cl A	25,000	20,751
iQIYI ADR *	2,365	8,680
Kingsoft	12,600	36,392
Kuaishou Technology, Cl B *	6,300	37,240
NetEase	4,400	84,028
Tencent Holdings	12,658	603,766
Tencent Music Entertainment Group ADR	3,190	44,819
		928,857
Consumer Discretionary — 21.9%
Alibaba Group Holding	33,224	300,009
ANTA Sports Products	4,000	38,425
BYD, Cl A	2,000	68,554
BYD, Cl H	3,000	89,146
China Tourism Group Duty Free, Cl A	2,000	17,119
Chongqing Changan Automobile, Cl A	24,338	44,770
Fuyao Glass Industry Group, Cl A	7,100	46,582
Geely Automobile Holdings	20,000	22,517
Great Wall Motor, Cl H	14,500	22,361
Guangzhou Automobile Group, Cl H	22,000	7,777
H World Group ADR	681	22,691
Haier Smart Home, Cl A	17,200	61,527
Huayu Automotive Systems, Cl A	4,000	8,974
JD.com, Cl A	5,372	71,075
Li Auto, Cl A *	3,100	27,913
Li Ning	6,500	14,070
Meituan, Cl B *	11,166	158,890
New Oriental Education & Technology Group *	5,000	38,233
NIO ADR *	4,002	16,648
PDD Holdings ADR *	1,171	155,685
SAIC Motor, Cl A	10,157	19,282
Shenzhou International Group Holdings	3,300	32,314
TAL Education Group ADR *	2,520	26,889
TravelSky Technology, Cl H	6,000	7,039
Trip.com Group *	1,400	67,172
Vipshop Holdings ADR	1,609	20,949
Yum China Holdings	1,055	32,536
		1,439,147
Consumer Staples — 8.6%
Alibaba Health Information Technology *	22,000	8,820

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Anhui Gujing Distillery, Cl A	1,200	$34,692
China Mengniu Dairy	12,000	21,518
China Resources Beer Holdings	6,000	20,173
Foshan Haitian Flavouring & Food, Cl A	5,133	24,235
Guangdong Haid Group, Cl A	4,300	27,711
Henan Shuanghui Investment & Development, Cl A	4,600	14,977
Inner Mongolia Yili Industrial Group, Cl A	6,700	23,713
Jiangsu Yanghe Distillery, Cl A	1,400	15,483
Kweichow Moutai, Cl A	800	160,791
Luzhou Laojiao, Cl A	2,000	39,308
Muyuan Foods, Cl A	7,502	44,801
New Hope Liuhe, Cl A *	11,800	14,773
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,460	42,171
Tingyi Cayman Islands Holding	12,000	14,463
Want Want China Holdings	20,000	12,091
Wuliangye Yibin, Cl A	2,800	49,106
		568,826
Energy — 5.0%
China Oilfield Services, Cl H	14,000	13,449
China Petroleum & Chemical, Cl A	40,800	35,319
China Petroleum & Chemical, Cl H	84,500	54,765
China Shenhua Energy, Cl H	10,000	46,046
PetroChina, Cl A	19,600	27,705
PetroChina, Cl H	59,984	60,695
Shaanxi Coal Industry, Cl A	10,400	36,709
Shanxi Lu’an Environmental Energy Development, Cl A	6,700	16,638
Yankuang Energy Group, Cl H	27,300	39,023
		330,349
Financials — 22.9%
Agricultural Bank of China, Cl A	76,600	45,745
Agricultural Bank of China, Cl H	91,397	39,099
Bank of Beijing, Cl A	24,600	19,678
Bank of China, Cl A	30,400	19,237
Bank of China, Cl H	210,396	103,751
Bank of Communications, Cl A	38,200	39,085
Bank of Communications, Cl H	37,000	29,051
Bank of Hangzhou, Cl A	12,400	22,164
Bank of Jiangsu, Cl A	19,400	19,743
Bank of Nanjing, Cl A	12,300	17,504
Bank of Ningbo, Cl A	6,300	19,036
Bank of Shanghai, Cl A	16,304	16,213
China CITIC Bank, Cl H	28,000	17,968
China Construction Bank, Cl A	10,500	10,643
China Construction Bank, Cl H	209,000	154,460

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Everbright Bank, Cl A	48,100	$20,885
China Galaxy Securities, Cl H	33,500	17,549
China Life Insurance, Cl H	20,483	28,964
China Merchants Bank, Cl A	15,600	73,055
China Merchants Bank, Cl H	11,500	52,216
China Merchants Securities, Cl A	8,300	15,814
China Minsheng Banking, Cl A	44,600	23,153
China Minsheng Banking, Cl H	26,000	8,991
China Pacific Insurance Group, Cl A	6,300	24,041
China Pacific Insurance Group, Cl H	9,400	22,948
CITIC Securities, Cl A	13,845	34,570
CITIC Securities, Cl H	7,000	10,311
East Money Information, Cl A	13,700	19,816
Everbright Securities, Cl A	9,000	18,022
GF Securities, Cl A	8,800	14,669
Guosen Securities, Cl A	9,500	11,308
Guotai Junan Securities, Cl A	7,300	13,548
Haitong Securities, Cl A	11,000	12,897
Huatai Securities, Cl A	10,400	17,649
Huatai Securities, Cl H	8,000	8,843
Huaxia Bank, Cl A	16,200	14,201
Industrial & Commercial Bank of China, Cl A	58,600	45,751
Industrial & Commercial Bank of China, Cl H	144,441	85,842
Industrial Bank, Cl A	17,500	42,235
Industrial Securities, Cl A	24,169	16,751
New China Life Insurance, Cl A	3,500	14,396
New China Life Insurance, Cl H	4,800	9,160
Orient Securities, Cl A	12,300	12,804
People’s Insurance Group of China, Cl H	47,452	16,289
PICC Property & Casualty, Cl H	25,510	31,694
Ping An Bank, Cl A	17,391	24,178
Ping An Insurance Group of China, Cl A	8,900	50,419
Ping An Insurance Group of China, Cl H	16,500	74,814
Shanghai Pudong Development Bank, Cl A	25,000	28,182
Shenwan Hongyuan Group, Cl A	28,700	16,943
		1,506,285
Health Care — 3.7%
Beijing Tongrentang, Cl A	1,844	9,651
Changchun High & New Technology Industry Group, Cl A	1,200	15,084
CSPC Pharmaceutical Group	39,520	31,485
Genscript Biotech *	12,000	12,788
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,800	11,248
Huadong Medicine, Cl A	2,580	9,828
Jiangsu Hengrui Pharmaceuticals, Cl A	4,916	25,897

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shanghai Fosun Pharmaceutical Group, Cl A	3,400	$10,310
Shanghai Pharmaceuticals Holding, Cl A	6,600	17,275
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,000	39,846
Sinopharm Group, Cl H	5,600	14,883
Wuxi Biologics Cayman *	10,000	14,781
Yunnan Baiyao Group, Cl A	1,840	12,891
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	17,026
		242,993
Industrials — 6.9%
AECC Aviation Power, Cl A	3,400	17,021
China Eastern Airlines, Cl A *	21,400	11,754
China Energy Engineering, Cl A	69,737	20,250
China Merchants Port Holdings	15,998	23,811
China Railway Group, Cl H	23,000	12,697
China Southern Airlines, Cl A *	20,100	16,216
CITIC	20,780	18,897
Contemporary Amperex Technology, Cl A	3,100	76,442
COSCO SHIPPING Holdings, Cl A	21,420	45,446
Daqin Railway, Cl A	13,600	13,338
Fosun International	15,000	8,069
Metallurgical Corp of China, Cl A	35,600	15,116
Power Construction Corp of China, Cl A	20,400	15,620
Sany Heavy Industry, Cl A	11,800	26,668
SF Holding, Cl A	3,900	19,065
Shanghai International Airport, Cl A *	1,800	7,951
Shanghai International Port Group, Cl A	15,000	11,875
Weichai Power, Cl A	15,088	33,562
Zhejiang Chint Electrics, Cl A	3,300	8,615
Zhuzhou CRRC Times Electric, Cl H	2,700	10,652
Zoomlion Heavy Industry Science and Technology, Cl A	14,100	14,832
ZTO Express Cayman ADR	1,232	25,564
		453,461
Information Technology — 4.5%
BOE Technology Group, Cl A	41,900	23,473
Iflytek, Cl A	2,800	16,472
Kingdee International Software Group *	14,000	13,126
Lenovo Group	28,000	39,521
LONGi Green Energy Technology, Cl A	8,429	16,186
Luxshare Precision Industry, Cl A	10,274	55,318
Sunny Optical Technology Group	2,600	16,068
Unigroup Guoxin Microelectronics, Cl A	2,019	14,546
Xiaomi, Cl B *	37,400	78,945
Yonyou Network Technology, Cl A *	4,625	6,335

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
ZTE, Cl H *	6,600	$14,608
		294,598
Materials — 4.2%
Anhui Conch Cement, Cl A	4,600	14,863
Anhui Conch Cement, Cl H	6,000	14,294
Baoshan Iron & Steel, Cl A	24,900	22,680
China National Building Material, Cl H	16,000	5,738
China Northern Rare Earth Group High-Tech, Cl A	9,200	21,674
CMOC Group, Cl H	48,000	43,897
Ganfeng Lithium Group, Cl A	2,720	10,674
Inner Mongolia BaoTou Steel Union, Cl A *	56,000	10,738
Rongsheng Petrochemical, Cl A	10,950	14,488
Shandong Hualu Hengsheng Chemical, Cl A	4,740	17,296
Tianqi Lithium, Cl A	2,040	8,357
Wanhua Chemical Group, Cl A	2,500	27,689
Zhejiang Huayou Cobalt, Cl A	2,104	6,378
Zhejiang NHU, Cl A	6,132	16,126
Zijin Mining Group, Cl A	17,000	40,912
		275,804
Real Estate — 2.3%
China Merchants Shekou Industrial Zone Holdings, Cl A	8,000	9,632
China Overseas Land & Investment	14,839	25,735
China Resources Land	12,214	41,535
China Vanke, Cl A	9,143	8,679
China Vanke, Cl H	11,700	6,968
Country Garden Holdings *	79,612	4,451
KE Holdings ADR	1,875	26,531
Longfor Group Holdings	8,500	11,671
Poly Developments and Holdings Group, Cl A	14,500	17,398
		152,600
Utilities — 4.5%
China Gas Holdings	13,200	11,835
China Longyuan Power Group, Cl H	14,000	12,588
China Resources Gas Group	6,700	23,471
China Resources Power Holdings	12,000	36,811
China Yangtze Power, Cl A	18,700	74,074
ENN Energy Holdings	2,482	20,457
Guangdong Investment	14,000	8,195
Huadian Power International, Cl A	44,400	42,205
Huaneng Power International, Cl H *	39,077	28,980
Kunlun Energy	6,000	6,225

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Sichuan Chuantou Energy, Cl A	11,800	$30,305
		295,146
TOTAL CHINA		6,488,066

HONG KONG — 0.2%
Health Care — 0.2%
Sino Biopharmaceutical	39,500	13,509
TOTAL HONG KONG		13,509

TOTAL COMMON STOCK (Cost $8,355,186)		6,501,575

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	446	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $—)		—

TOTAL INVESTMENTS — 98.8% (Cost $8,355,186)		6,501,575
OTHER ASSETS LESS LIABILITIES – 1.2%		79,103
NET ASSETS - 100%		$6,580,678

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-011-1300

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
CHINA — 47.2%
Energy — 3.1%
China Petroleum & Chemical, Cl H	138,000	$89,438
CNOOC Energy Technology & Services, Cl A	11,600	6,546
Offshore Oil Engineering, Cl A	7,500	6,072
		102,056
Financials — 4.5%
Bank of Changsha, Cl A	7,000	7,843
Bank of Chengdu, Cl A	6,600	13,732
Bank of Hangzhou, Cl A	10,300	18,411
Bank of Jiangsu, Cl A	31,355	31,909
Bank of Nanjing, Cl A	17,691	25,177
Bank of Ningbo, Cl A	11,546	34,887
Bank of Suzhou, Cl A	6,400	6,574
Chongqing Rural Commercial Bank, Cl A	15,000	10,314
		148,847
Industrials — 17.0%
Beijing New Building Materials, Cl A	2,908	11,814
Beijing-Shanghai High Speed Railway, Cl A	83,300	61,270
China Communications Services, Cl H	16,000	8,628
China Energy Engineering, Cl A	55,200	16,029
China Merchants Expressway Network & Technology Holdings, Cl A	7,700	12,508
China Railway Group, Cl H	23,500	12,973
China State Construction Engineering, Cl A	70,900	51,566
China XD Electric, Cl A	8,900	9,801
CRRC, Cl H	25,000	16,139
CSSC Science & Technology, Cl A	2,600	4,815
Daqin Railway, Cl A	29,832	29,256
Dongfang Electric, Cl A	4,900	12,383
Goldwind Science & Technology, Cl A	6,100	5,615
Goneo Group, Cl A	1,050	11,091
Gotion High-tech, Cl A	3,200	8,393
Jiangsu Expressway, Cl H	8,000	8,536
Jiangsu Zhongtian Technology, Cl A	5,900	12,809
Liaoning Port, Cl A	32,900	5,543
Metallurgical Corp of China, Cl A	30,400	12,908
NARI Technology, Cl A	13,752	47,015
Ningbo Deye Technology, Cl A	1,000	10,182
Ningbo Orient Wires & Cables, Cl A	1,200	8,023
Ningbo Sanxing Medical Electric, Cl A	2,400	11,505
Power Construction Corp of China, Cl A	30,100	23,046
Shanghai Construction Group, Cl A	15,200	4,477
Shanghai Electric Group, Cl A *	22,200	11,251

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Shanghai International Port Group, Cl A	12,010	$9,508
Shenzhen Inovance Technology, Cl A	2,350	16,512
Sichuan Road & Bridge, Cl A	12,600	13,617
Sieyuan Electric, Cl A	1,300	11,912
TBEA, Cl A	8,667	16,466
Tian Di Science & Technology, Cl A	7,000	6,606
Yangzijiang Shipbuilding Holdings	17,100	31,039
Zhejiang Expressway, Cl H	8,000	5,400
Zhejiang Weixing New Building Materials, Cl A	2,800	5,914
Zhuzhou CRRC Times Electric, Cl H	2,800	11,046
		555,596
Materials — 3.5%
Anhui Conch Cement, Cl H	7,000	16,676
Beijing Oriental Yuhong Waterproof Technology, Cl A	2,300	3,887
China National Building Material, Cl H	25,000	8,966
China Northern Rare Earth Group High-Tech, Cl A	6,224	14,663
China Rare Earth Resources And Technology, Cl A	1,800	6,250
Henan Shenhuo Coal Industry & Electricity Power, Cl A	4,000	11,084
Jinduicheng Molybdenum, Cl A	5,600	7,985
Sinomine Resource Group, Cl A	1,300	4,772
Western Mining, Cl A	4,100	10,080
Xiamen Tungsten, Cl A	2,500	5,907
Yintai Gold, Cl A	4,700	10,487
Yunnan Chihong Zinc & Germanium, Cl A	8,600	6,290
Yunnan Tin, Cl A	2,900	6,153
		113,200
Utilities — 19.1%
Beijing Enterprises Holdings	3,000	10,067
CGN Power, Cl H	62,000	27,318
China Gas Holdings	15,600	13,987
China Longyuan Power Group, Cl H	18,000	16,185
China National Nuclear Power, Cl A	32,300	47,161
China Power International Development	29,000	15,043
China Resources Gas Group	5,300	18,566
China Resources Power Holdings	12,635	38,759
China Three Gorges Renewables Group, Cl A	49,100	29,322
China Yangtze Power, Cl A	41,800	165,577
Datang International Power Generation, Cl A	21,000	8,658
ENN Energy Holdings	4,600	37,914
ENN Natural Gas, Cl A	4,400	12,536
GD Power Development, Cl A	30,400	24,942
Huadian Power International, Cl A	14,642	13,918
Huaneng Power International, Cl H *	25,000	18,540
Kunlun Energy	22,000	22,824

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
SDIC Power Holdings, Cl A	12,906	$32,244
Shanghai Electric Power, Cl A	5,000	6,773
Shenergy, Cl A	8,419	10,182
Shenzhen Energy Group, Cl A	8,300	8,299
Sichuan Chuantou Energy, Cl A	8,284	21,275
Wintime Energy Group, Cl A *	38,500	6,223
Zhejiang Zheneng Electric Power, Cl A *	19,300	18,796
		625,109
TOTAL CHINA		1,544,808

INDIA — 4.2%
Energy — 0.6%
Great Eastern Shipping	1,401	20,581

Industrials — 1.3%
AIA Engineering	595	29,816
GMM Pfaudler	473	7,484
MTAR Technologies *	279	6,217
		43,517
Materials — 2.3%
Navin Fluorine International	415	17,788
PI Industries	1,059	48,243
Vinati Organics	361	8,217
		74,248
TOTAL INDIA		138,346

INDONESIA — 6.6%
Energy — 1.5%
Adaro Energy Indonesia	200,800	34,213
Indo Tambangraya Megah	5,600	8,173
Medco Energi Internasional	87,700	7,150
		49,536
Materials — 5.1%
Amman Mineral Internasional *	84,200	56,562
Chandra Asri Pacific	108,600	61,181
Indah Kiat Pulp & Paper	34,400	18,697
Merdeka Copper Gold *	136,600	19,854
Pabrik Kertas Tjiwi Kimia	19,500	10,360
		166,654
TOTAL INDONESIA		216,190

ISRAEL — 4.7%
Industrials — 2.9%
Elbit Systems	373	65,209

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
ZIM Integrated Shipping Services	1,346	$29,841
		95,050
Materials — 1.8%
ICL Group	10,806	46,784
Israel	53	11,848
		58,632
TOTAL ISRAEL		153,682

KAZAKHSTAN — 1.1%
Energy — 1.1%
NAC Kazatomprom JSC GDR	906	36,240

Materials — 0.0%
Solidcore Resources *	7,154	—

TOTAL KAZAKHSTAN		36,240

KUWAIT — 9.7%
Financials — 9.7%
Kuwait Finance House	137,311	317,819
TOTAL KUWAIT		317,819

MALAYSIA — 2.5%
Industrials — 0.9%
Pentamaster	7,000	7,449
Sime Darby	38,100	21,160
		28,609
Materials — 1.6%
Petronas Chemicals Group	39,100	52,299

TOTAL MALAYSIA		80,908

PHILIPPINES — 1.5%
Industrials — 1.5%
Ayala	3,410	33,862
JG Summit	36,042	16,020
TOTAL PHILIPPINES		49,882

POLAND — 2.2%
Materials — 2.2%
KGHM Polska Miedz	1,962	73,379
TOTAL POLAND		73,379

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC (A) (B)	33,666	—

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy (continued)
Sovcomflot PJSC (A) (B)	9,110	$—
Surgutneftegas PJSC (A) (B)	143,400	—
		—
Materials — 0.0%
GMK Norilskiy Nickel PAO (A) (B)	123,900	—
Segezha Group PJSC * (A) (B)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 9.6%
Financials — 7.1%
Oversea-Chinese Banking	21,712	231,178

Industrials — 2.5%
Singapore Airlines	9,700	49,386
Singapore Technologies Engineering	10,200	32,589
		81,975
TOTAL SINGAPORE		313,153

SOUTH AFRICA — 2.6%
Materials — 2.6%
Impala Platinum Holdings	12,704	63,151
Kumba Iron Ore	918	22,102
TOTAL SOUTH AFRICA		85,253

THAILAND — 4.2%
Energy — 3.8%
PTT	140,400	124,341

Materials — 0.4%
Indorama Ventures	21,200	11,265

TOTAL THAILAND		135,606

TURKEY — 2.6%
Industrials — 2.6%
Otokar Otomotiv Ve Savunma Sanayi A.S	591	11,880
Turk Hava Yollari AO *	7,711	72,621
TOTAL TURKEY		84,501

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI One Belt One Road Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
UNITED ARAB EMIRATES — 0.6%
Industrials — 0.6%
Air Arabia PJSC	31,930	$19,994
TOTAL UNITED ARAB EMIRATES		19,994

TOTAL COMMON STOCK (Cost $3,968,179)		3,249,761

PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A) (B) (C)	136,600	—
TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.3% (Cost $4,043,025)		3,249,761
OTHER ASSETS LESS LIABILITIES – 0.7%		24,416
NET ASSETS - 100%		$3,274,177

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-006-1400

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
AUSTRALIA — 0.8%
Consumer Discretionary — 0.8%
IDP Education	12,065	$122,073
TOTAL AUSTRALIA		122,073

BRAZIL — 3.4%
Consumer Discretionary — 2.6%
MercadoLibre *	252	414,137

Information Technology — 0.8%
TOTVS	22,000	120,527

TOTAL BRAZIL		534,664

CHINA — 43.0%
Communication Services — 15.4%
Baidu, Cl A *	33,564	366,489
Bilibili, Cl Z *	28,020	455,432
Cloud Music *	9,100	117,139
Kuaishou Technology, Cl B *	60,300	356,437
NetEase	29,700	567,189
Tencent Holdings	11,675	556,878
		2,419,564
Consumer Discretionary — 16.8%
Alibaba Group Holding	57,000	514,704
JD.com, Cl A	37,725	499,141
Meituan, Cl B *	37,898	539,285
PDD Holdings ADR *	3,801	505,343
Tongcheng Travel Holdings	53,200	105,890
Trip.com Group *	7,750	371,846
Vipshop Holdings ADR	7,465	97,194
		2,633,403
Consumer Staples — 5.0%
Alibaba Health Information Technology * (A)	822,000	329,541
JD Health International *	125,650	341,991
Ping An Healthcare and Technology *	81,500	119,420
		790,952
Information Technology — 5.8%
GDS Holdings, Cl A * (A)	364,100	435,107
Hua Hong Semiconductor	42,000	118,618
Kingdee International Software Group *	389,000	364,716
		918,441
TOTAL CHINA		6,762,360

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
FINLAND — 2.5%
Information Technology — 2.5%
Nokia	103,975	$396,544
TOTAL FINLAND		396,544

GREECE — 0.7%
Consumer Discretionary — 0.7%
OPAP	7,573	118,824
TOTAL GREECE		118,824

INDIA — 4.4%
Consumer Discretionary — 2.8%
Zomato *	181,264	435,968

Financials — 1.6%
One 97 Communications *	26,295	126,686
PB Fintech *	7,701	129,039
		255,725
TOTAL INDIA		691,693

JAPAN — 2.6%
Communication Services — 2.6%
Nexon	22,400	414,273
TOTAL JAPAN		414,273

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR * (B) (C)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR * (B) (C)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR * (B) (C)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.5%
Communication Services — 3.5%
Sea ADR *	7,619	544,149
TOTAL SINGAPORE		544,149

SOUTH AFRICA — 3.4%
Consumer Discretionary — 3.4%
Naspers, Cl N	2,718	530,980
TOTAL SOUTH AFRICA		530,980

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH KOREA — 20.6%
Communication Services — 14.2%
Kakao	12,747	$376,437
Kakao Games *	8,189	121,958
Krafton *	2,150	439,684
NAVER	3,231	391,757
NCSoft	2,941	384,370
Netmarble *	9,804	382,474
Pearl Abyss *	4,173	133,845
		2,230,525
Consumer Discretionary — 2.4%
Coupang, Cl A *	18,034	377,812

Information Technology — 4.0%
SK Hynix	3,624	622,649

TOTAL SOUTH KOREA		3,230,986

TAIWAN — 14.2%
Consumer Discretionary — 0.8%
momo.com	9,300	123,125

Information Technology — 13.4%
Nanya Technology *	200,000	429,696
Powerchip Semiconductor Manufacturing *	153,000	126,394
Taiwan Semiconductor Manufacturing	20,000	595,533
United Microelectronics	234,000	401,763
Vanguard International Semiconductor	35,000	139,713
VisEra Technologies	13,000	139,451
Win Semiconductors	28,000	150,610
WPG Holdings	45,000	124,563
		2,107,723
TOTAL TAIWAN		2,230,848

URUGUAY — 0.8%
Financials — 0.8%
Dlocal, Cl A * (A)	15,090	122,078
TOTAL URUGUAY		122,078

TOTAL COMMON STOCK (Cost $18,065,275)		15,699,472

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT — 5.4%
Invesco Government & Agency Portfolio, Cl Institutional, 5.230% (D) (E)	845,753	$845,753
TOTAL SHORT-TERM INVESTMENT (Cost $845,753)		845,753

TOTAL INVESTMENTS — 105.3% (Cost $18,911,028)		16,545,225
OTHER ASSETS LESS LIABILITIES – (5.3)%		(832,326)
NET ASSETS - 100%		$15,712,899

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2024.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(D)	The rate shown is the 7-day effective yield as of June 30, 2024.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2024 was $845,753.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-007-1400

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.0% ‡
CHINA — 97.9%
Consumer Discretionary — 35.8%
BYD, Cl A	17,600	$603,272
BYD, Cl H	165,500	4,917,898
Li Auto, Cl A *	482,700	4,346,365
NIO ADR *	715,633	2,977,033
Seres Group, Cl A *	80,800	1,008,444
Tianneng Power International	602,000	432,567
XPeng, Cl A *	621,500	2,352,297
Yadea Group Holdings	1,082,694	1,368,726
Zhejiang Leapmotor Technology *	444,100	1,524,436
		19,531,038
Industrials — 19.6%
Beijing-Shanghai High Speed Railway, Cl A	2,625,500	1,931,136
China Conch Venture Holdings	1,283,000	1,196,332
China Everbright Environment Group	3,281,216	1,647,458
Contemporary Amperex Technology, Cl A	138,650	3,418,939
Dynagreen Environmental Protection Group, Cl H	324,000	126,987
Ginlong Technologies, Cl A	21,450	122,339
Goldwind Science & Technology, Cl A	184,535	169,854
Gotion High-tech, Cl A	95,500	250,495
Ningbo Deye Technology, Cl A	32,232	328,198
Sungrow Power Supply, Cl A	111,160	944,445
Zhejiang Chint Electrics, Cl A	114,900	299,964
Zhejiang Weiming Environment Protection, Cl A	91,200	257,078
		10,693,225
Information Technology — 15.9%
China Railway Signal & Communication, Cl A	384,191	315,737
Flat Glass Group, Cl A	101,600	279,715
Flat Glass Group, Cl H	388,000	571,509
Hengdian Group DMEGC Magnetics, Cl A	87,000	148,598
JA Solar Technology, Cl A	176,868	271,327
Jinko Solar, Cl A	446,492	434,209
JinkoSolar Holding ADR	29,936	620,274
Kingdee International Software Group *	2,327,000	2,181,730
Kingsoft Cloud Holdings *	1,812,000	317,960
LONGi Green Energy Technology, Cl A	405,046	777,820
Sanan Optoelectronics, Cl A	266,800	428,292
Shanghai Aiko Solar Energy, Cl A	97,820	121,256
Tuya ADR *	202,689	346,598
Xinyi Solar Holdings	3,659,588	1,842,122
		8,657,147
Utilities — 26.6%
Beijing Enterprises Water Group	3,618,500	1,112,329

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
CGN Power, Cl A	547,600	$347,273
CGN Power, Cl H	6,132,000	2,701,806
China Datang Renewable Power, Cl H	2,144,000	554,715
China Longyuan Power Group, Cl H	2,771,800	2,492,256
China National Nuclear Power, Cl A	1,009,500	1,473,975
China Three Gorges Renewables Group, Cl A	1,529,800	913,582
China Yangtze Power, Cl A	772,000	3,058,033
SDIC Power Holdings, Cl A	398,600	995,838
Sichuan Chuantou Energy, Cl A	260,600	669,271
Xinyi Energy Holdings	1,520,000	196,634
		14,515,712
TOTAL CHINA		53,397,122

HONG KONG — 1.1%
Utilities — 1.1%
Canvest Environmental Protection Group	439,000	236,161
Concord New Energy Group	4,710,000	361,964
TOTAL HONG KONG		598,125

TOTAL COMMON STOCK (Cost $68,375,836)		53,995,247

TOTAL INVESTMENTS — 99.0% (Cost $68,375,836)		53,995,247
OTHER ASSETS LESS LIABILITIES – 1.0%		557,478
NET ASSETS - 100%		$54,552,725

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-008-1400

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 94.2% ‡
AUSTRALIA — 7.2%
Materials — 7.2%
IGO	443,578	$1,670,816
Lynas Rare Earths *	470,360	1,862,793
Mineral Resources	18,862	679,231
Pilbara Minerals	918,542	1,883,289
TOTAL AUSTRALIA		6,096,129

BELGIUM — 2.0%
Materials — 2.0%
Umicore	114,521	1,722,019
TOTAL BELGIUM		1,722,019

CHINA — 46.3%
Consumer Discretionary — 25.6%
BAIC BluePark New Energy Technology, Cl A *	903,500	999,922
BYD, Cl A	122,500	4,198,912
Geely Automobile Holdings	1,871,000	2,106,475
Guangzhou Automobile Group, Cl H	1,614,000	570,566
Li Auto, Cl A *	372,900	3,357,695
NIO ADR * (A)	771,696	3,210,255
Seres Group, Cl A *	200,100	2,497,396
Shenzhen Kedali Industry, Cl A	42,336	442,911
XPeng, Cl A *	558,300	2,113,093
Yadea Group Holdings	642,000	811,607
Zhejiang Leapmotor Technology *	419,600	1,440,336
		21,749,168
Industrials — 9.8%
Beijing Easpring Material Technology, Cl A	80,300	377,366
China Baoan Group, Cl A	397,107	467,770
Contemporary Amperex Technology, Cl A	138,120	3,405,874
Eve Energy, Cl A	323,060	1,766,446
Farasis Energy Gan Zhou, Cl A *	187,726	246,844
Gotion High-tech, Cl A	279,189	732,308
Hunan Yuneng New Energy Battery Material, Cl A	71,300	307,238
Qingdao TGOOD Electric, Cl A	167,600	461,879
Wuxi Lead Intelligent Equipment, Cl A	245,700	559,660
		8,325,385
Materials — 10.9%
Chengxin Lithium Group, Cl A	144,100	264,876
CMOC Group, Cl A	2,180,200	2,538,294
CNGR Advanced Material, Cl A	142,670	605,593
Ganfeng Lithium Group, Cl A	257,358	1,009,924
GEM, Cl A	810,240	706,935

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Guangzhou Tinci Materials Technology, Cl A	300,694	$723,229
Ningbo Shanshan, Cl A	353,800	393,496
Shanghai Putailai New Energy Technology, Cl A	337,700	653,581
Tianqi Lithium, Cl A	236,500	968,889
Xiamen Tungsten, Cl A	229,351	541,897
Zhejiang Huayou Cobalt, Cl A	275,163	834,062
		9,240,776
TOTAL CHINA		39,315,329

INDONESIA — 0.4%
Materials — 0.4%
Aneka Tambang	4,676,600	356,992
TOTAL INDONESIA		356,992

JAPAN — 5.4%
Consumer Discretionary — 4.4%
Panasonic Holdings	456,200	3,735,020

Industrials — 1.0%
Nidec	19,700	879,924

TOTAL JAPAN		4,614,944

NETHERLANDS — 0.3%
Industrials — 0.3%
Alfen Beheer BV * (A)	12,465	230,584
TOTAL NETHERLANDS		230,584

SOUTH KOREA — 13.5%
Industrials — 9.6%
Ecopro *	16,038	2,132,186
L&F *	13,336	1,310,833
LG Energy Solution *	8,848	2,098,708
POSCO Future M	11,840	2,223,494
SK IE Technology *	12,644	405,086
		8,170,307
Information Technology — 3.9%
Samsung SDI	12,722	3,271,767

TOTAL SOUTH KOREA		11,442,074

SWEDEN — 1.2%
Consumer Discretionary — 1.2%
Volvo Car, Cl B *	343,605	1,063,728
TOTAL SWEDEN		1,063,728

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 17.9%
Consumer Discretionary — 10.1%
Lucid Group * (A)	511,802	$1,335,803
Rivian Automotive, Cl A * (A)	223,647	3,001,343
Tesla *	21,614	4,276,978
		8,614,124
Industrials — 1.3%
Nikola * (A)	24,196	198,166
Plug Power * (A)	386,849	901,358
		1,099,524
Materials — 6.5%
Albemarle	30,164	2,881,265
Arcadium Lithium *	522,799	1,756,605
MP Materials * (A)	70,987	903,664
		5,541,534
TOTAL UNITED STATES		15,255,182

TOTAL COMMON STOCK (Cost $124,198,604)		80,096,981

PREFERRED STOCK — 4.9%
CHILE — 2.4%
Industrials — 2.4%
Sociedad Quimica y Minera de Chile (B)	50,821	2,047,377

GERMANY — 2.5%
Consumer Discretionary — 2.5%
Dr Ing hc F Porsche (B)	28,564	2,128,256

TOTAL PREFERRED STOCK (Cost $6,396,242)		4,175,633

SHORT-TERM INVESTMENT — 11.0%
Invesco Government & Agency Portfolio, Cl Institutional, 5.230% (C) (D)	9,304,067	9,304,067
TOTAL SHORT-TERM INVESTMENT (Cost $9,304,067)		9,304,067

TOTAL INVESTMENTS — 110.1% (Cost $139,898,913)		93,576,681
OTHER ASSETS LESS LIABILITIES – (10.1)%		(8,613,349)
NET ASSETS - 100%		$84,963,332

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2024.
(B)	Currently, no stated interest rate.

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

(C)	The rate shown is the 7-day effective yield as of June 30, 2024.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2024 was $9,304,067.

See “Glossary” for abbreviations.

KRS-QH-009-1300

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
CHINA — 94.8%
Health Care — 94.8%
Aier Eye Hospital Group, Cl A	733,914	$1,037,412
Akeso *	115,000	556,043
Asymchem Laboratories Tianjin, Cl A	27,124	244,461
Autobio Diagnostics, Cl A	46,730	294,877
BeiGene *	176,018	1,943,381
Beijing Tiantan Biological Products, Cl A	157,010	524,739
Beijing Tongrentang, Cl A	109,290	571,984
Beijing Wantai Biological Pharmacy Enterprise, Cl A	83,622	754,572
Bloomage Biotechnology, Cl A *	38,006	294,486
Changchun High & New Technology Industry Group, Cl A	32,108	403,590
China National Medicines, Cl A	60,155	253,693
China Resources Pharmaceutical Group	487,500	361,532
China Resources Sanjiu Medical & Pharmaceutical, Cl A	102,947	600,407
Chongqing Zhifei Biological Products, Cl A	189,272	726,668
CSPC Innovation Pharmaceutical, Cl A	113,460	392,091
CSPC Pharmaceutical Group	2,208,889	1,759,778
Dong-E-E-Jiao, Cl A	51,240	439,349
Genscript Biotech * (A)	296,000	315,434
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	111,240	446,889
Guangzhou Kingmed Diagnostics Group, Cl A	37,299	138,910
Hangzhou Tigermed Consulting, Cl A	29,350	195,376
Hansoh Pharmaceutical Group	302,000	631,278
Huadong Medicine, Cl A	140,041	533,437
Hualan Biological Engineering, Cl A	147,447	318,893
Hubei Jumpcan Pharmaceutical, Cl A	73,200	317,932
Humanwell Healthcare Group, Cl A	129,400	304,320
Hygeia Healthcare Holdings (A)	99,400	358,392
Imeik Technology Development, Cl A	23,980	565,271
Innovent Biologics *	310,500	1,463,535
Jiangsu Hengrui Pharmaceuticals, Cl A *	504,528	2,657,793
Jiangsu Nhwa Pharmaceutical, Cl A	79,500	258,508
Jiangsu Yuyue Medical Equipment & Supply, Cl A	80,710	415,663
Joincare Pharmaceutical Group Industry, Cl A	148,545	227,268
Jointown Pharmaceutical Group, Cl A	402,084	268,759
Lepu Medical Technology Beijing, Cl A	148,300	301,440
Livzon Pharmaceutical Group, Cl A	49,259	251,057
MGI Tech, Cl A	32,703	212,366
Pharmaron Beijing, Cl A	117,375	298,709
Shandong Weigao Group Medical Polymer, Cl H	646,800	308,181
Shanghai Fosun Pharmaceutical Group, Cl A	168,029	509,552
Shanghai Pharmaceuticals Holding, Cl A	219,494	574,526
Shanghai Pharmaceuticals Holding, Cl H	181,000	272,170
Shanghai RAAS Blood Products, Cl A	529,734	567,402
Shanghai United Imaging Healthcare, Cl A	65,128	978,590

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Kangtai Biological Products, Cl A	88,377	$188,959
Shenzhen Mindray Bio-Medical Electronics, Cl A	96,655	3,851,319
Shenzhen New Industries Biomedical Engineering, Cl A	62,600	578,254
Shenzhen Salubris Pharmaceuticals, Cl A	87,665	319,760
Shijiazhuang Yiling Pharmaceutical, Cl A	132,250	277,693
Sichuan Kelun Pharmaceutical, Cl A	126,815	526,829
Sinopharm Group, Cl H	344,800	916,387
Walvax Biotechnology, Cl A	127,700	199,049
WuXi AppTec, Cl A	200,020	1,073,681
WuXi AppTec, Cl H	90,484	338,414
Wuxi Biologics Cayman *	993,635	1,468,677
Yunnan Baiyao Group, Cl A	144,023	1,009,030
Zhangzhou Pientzehuang Pharmaceutical, Cl A	47,834	1,357,345
Zhejiang Huahai Pharmaceutical, Cl A	116,672	272,469
TOTAL CHINA		37,228,580

HONG KONG — 2.3%
Health Care — 2.3%
Sino Biopharmaceutical	2,695,750	921,901
TOTAL HONG KONG		921,901

UNITED STATES — 2.2%
Health Care — 2.2%
Legend Biotech ADR *	19,257	852,893
TOTAL UNITED STATES		852,893

TOTAL COMMON STOCK (Cost $55,216,078)		39,003,374

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ (B)	109,673	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $—)		—

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI All China Health Care Index ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
Invesco Government & Agency Portfolio, Cl Institutional, 5.230% (C) (D)	637,421	$637,421
TOTAL SHORT-TERM INVESTMENT (Cost $637,421)		637,421

TOTAL INVESTMENTS — 100.9% (Cost $55,853,499)		39,640,795
OTHER ASSETS LESS LIABILITIES – (0.9)%		(349,873)
NET ASSETS - 100%		$39,290,922

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2024.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of June 30, 2024.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2024 was $637,421.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-010-1300

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF †

	Face Amount	Value
CORPORATE OBLIGATIONS — 97.0%
AUSTRALIA — 4.3%
Financials — 3.0%
Macquarie Bank, MTN
6.125%, USSW5 + 3.703% (A) (B)	$250,000	$245,980
QBE Insurance Group, MTN
5.250%, H15T5Y + 3.047% (A) (B)	250,000	244,983
		490,963
Materails — 1.3%
Perenti Finance Pty
7.500%, 04/26/2029	200,000	203,854

TOTAL AUSTRALIA		694,817

CHINA — 25.1%
Consumer Discretionary — 4.9%
Fortune Star BVI
5.950%, 10/19/2025	400,000	384,300
5.050%, 01/27/2027	200,000	180,500
5.000%, 05/18/2026	250,000	231,945
		796,745
Financials — 1.5%
Huarong Finance 2019, MTN
4.250%, (A) (B)	250,000	240,370

Materials — 1.6%
China Hongqiao Group
7.750%, 03/27/2025	250,000	251,250

Real Estate — 17.1%
Central Plaza Development
4.650%, 01/19/2026	200,000	185,320
Franshion Brilliant
6.000%, H15T5Y + 5.584% (A) (B)	200,000	176,282
4.250%, 07/23/2029	200,000	152,100
Fuqing Investment Management, MTN
3.250%, 06/23/2025	200,000	184,140
Greentown China Holdings
5.650%, 07/13/2025	400,000	379,344
4.700%, 04/29/2025	200,000	189,000
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	200,000	171,648
2.750%, 07/29/2024	500,000	492,705
Vanke Real Estate Hong Kong, MTN
3.975%, 11/09/2027	400,000	253,844
3.150%, 05/12/2025	200,000	171,500
Yanlord Land HK
5.125%, 05/20/2026	450,000	383,535
		2,739,418

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF † (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
TOTAL CHINA		$4,027,783

HONG KONG — 13.6%
Consumer Discretionary — 3.8%
Li & Fung, MTN
5.000%, 08/18/2025	$250,000	243,125
LS Finance 2017
4.800%, 06/18/2026	200,000	182,000
Melco Resorts Finance
5.250%, 04/26/2026	200,000	193,248
		618,373
Financials — 6.4%
Bank of East Asia, MTN
5.825%, H15T5Y + 5.527% (A) (B)	250,000	244,656
FWD Group Holdings
8.045%, H15T5Y + 4.865% (A) (B)	200,000	195,372
FWD Group Holdings, MTN
7.635%, 07/02/2031	200,000	203,430
PCGI Intermediate, MTN
4.750%, 10/28/2024	200,000	197,751
PCGI Intermediate Holdings III
4.500%, 08/23/2026	200,000	184,000
		1,025,209
Real Estate — 3.4%
NWD Finance BVI
6.150%, (A) (B)	400,000	383,700
5.250%, (A) (B)	200,000	162,100
		545,800
TOTAL HONG KONG		2,189,382

INDIA — 18.5%
Energy — 8.3%
Greenko Solar Mauritius
5.550%, 01/29/2025	200,000	198,120
Greenko Wind Projects Mauritius
5.500%, 04/06/2025	200,000	196,010
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	367,046
India Cleantech Energy
4.700%, 08/10/2026	596,750	567,211
		1,328,387
Financials — 3.0%
Axis Bank, MTN
4.100%, H15T5Y + 3.315% (A) (B)	200,000	186,550

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF † (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Shriram Finance, MTN
4.150%, 07/18/2025	$300,000	$292,326
		478,876
Industrials — 6.3%
Delhi International Airport
6.450%, 06/04/2029	200,000	200,050
GMR Hyderabad International Airport
4.250%, 10/27/2027	200,000	187,178
India Airport Infrastructure
6.250%, 10/25/2025	250,000	249,062
Magnum Holdings
5.375%, 10/31/2026	400,000	380,682
		1,016,972
Materials — 0.9%
Vedanta Resources Finance II
13.875%, 01/21/2027	141,000	139,144

TOTAL INDIA		2,963,379

INDONESIA — 3.7%
Energy — 1.2%
Medco Bell Pte
6.375%, 01/30/2027	200,000	196,400

Financials — 1.1%
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466% (A) (B)	200,000	185,550

Materials — 1.4%
Nickel Industries
11.250%, 10/21/2028	200,000	218,000

TOTAL INDONESIA		599,950

JAPAN — 3.6%
Information Technology — 3.6%
Rakuten Group
5.125%, H15T5Y + 4.578% (A) (B)	200,000	176,555
SoftBank Group
7.000%, 07/08/2031	400,000	397,000
		573,555
TOTAL JAPAN		573,555

MACAU — 8.3%
Consumer Discretionary — 8.3%
Champion Path Holdings
4.850%, 01/27/2028	200,000	181,578
MGM China Holdings
7.125%, 06/26/2031	200,000	201,316
5.250%, 06/18/2025	200,000	197,606

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF † (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary (continued)
Studio City Finance
6.500%, 01/15/2028	$200,000	$190,018
Wynn Macau
5.625%, 08/26/2028	200,000	187,227
5.500%, 10/01/2027	200,000	190,551
5.125%, 12/15/2029	200,000	181,130
		1,329,426
TOTAL MACAU		1,329,426

MONGOLIA — 1.3%
Energy — 1.3%
Mongolian Mining
12.500%, 09/13/2026	200,000	212,500

PHILIPPINES — 6.0%
Consumer Discretionary — 1.2%
Jollibee Worldwide Pte
3.900%, (A) (B)	200,000	195,500

Energy — 2.4%
Petron
5.950%, (A) (B)	400,000	386,611

Financials — 1.2%
Rizal Commercial Banking
6.500%, H15T5Y + 6.236% (A) (B)	200,000	197,091

Utilities — 1.2%
San Miguel Global Power Holdings
5.450%, (A) (B)	200,000	185,426

TOTAL PHILIPPINES		964,628

SINGAPORE — 3.1%
Real Estate — 3.1%
GLP Pte, MTN
4.500%, H15T5Y + 3.735% (A) (B)	200,000	123,100
3.875%, 06/04/2025	400,000	370,280
		493,380
TOTAL SINGAPORE		493,380

THAILAND — 4.7%
Financials — 4.7%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337% (A) (B)	400,000	368,114
Krung Thai Bank
4.400%, H15T5Y + 3.530% (A) (B)	200,000	184,390
TMBThanachart Bank, MTN
4.900%, H15T5Y + 3.256% (A) (B)	200,000	198,100
		750,604

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Asia Pacific High Income USD Bond ETF † (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
TOTAL THAILAND		$750,604

UNITED KINGDOM — 2.3%
Financials — 2.3%
Standard Chartered
7.750%, H15T5Y + 4.976% (A) (B)	$200,000	201,977
4.750%, H15T5Y + 3.805% (A) (B)	200,000	165,283
		367,260
TOTAL UNITED KINGDOM		367,260

VIETNAM — 2.5%
Utilities — 2.5%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	421,640	400,556

TOTAL CORPORATE OBLIGATIONS (Cost $15,473,259)		15,567,220

SOVEREIGN DEBT — 1.3%
MONGOLIA — 1.3%
Mongolia Government International Bond
8.650%, 01/19/2028	200,000	208,244
TOTAL SOVEREIGN DEBT (Cost $206,728)		208,244

TOTAL INVESTMENTS — 98.3% (Cost $15,679,987)		15,775,464
OTHER ASSETS LESS LIABILITIES – 1.7%		274,202
NET ASSETS - 100%		$16,049,666

†	Formerly KraneShares Asia Pacific High Income Bond ETF, effective August 1, 2024.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Perpetual security with no stated maturity date.

See “Glossary” for abbreviations.

KRS-QH-012-1300

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 96.9% ‡
BRAZIL — 4.2%
Communication Services — 0.1%
Telefonica Brasil	9,900	$80,812

Consumer Discretionary — 0.0%
Lojas Renner	17,325	38,927

Consumer Staples — 0.4%
Ambev	92,400	189,809
Raia Drogasil	25,168	116,359
		306,168
Energy — 0.9%
Petroleo Brasileiro	77,100	560,505
Ultrapar Participacoes	22,400	87,109
		647,614
Financials — 0.8%
B3 - Brasil Bolsa Balcao	102,500	188,966
Banco Bradesco	49,188	99,094
Banco do Brasil	44,800	215,432
BB Seguridade Participacoes	12,400	73,514
		577,006
Industrials — 0.6%
CCR	19,800	41,493
Localiza Rent a Car	14,420	109,037
Rumo	19,800	73,861
WEG	29,700	225,592
		449,983
Materials — 1.2%
Klabin	13,740	53,036
Suzano	14,700	150,879
Vale	64,700	724,758
		928,673
Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	67,486
Equatorial Energia	22,200	122,662
		190,148
TOTAL BRAZIL		3,219,331

CHILE — 0.6%
Consumer Discretionary — 0.0%
Falabella *	12,658	38,902

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 0.1%
Empresas Copec	6,582	$50,555

Financials — 0.3%
Banco de Chile	1,121,628	124,779
Banco de Credito e Inversiones	1,094	30,696
Banco Santander Chile	1,116,507	52,281
		207,756
Materials — 0.1%
Empresas CMPC	21,405	40,138

Utilities — 0.1%
Enel Americas	482,272	44,757
Enel Chile	1,209,442	68,036
		112,793
TOTAL CHILE		450,144

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia	12,401	105,632
TOTAL COLOMBIA		105,632

CZECH REPUBLIC — 0.2%
Financials — 0.1%
Komercni Banka	1,220	40,852

Utilities — 0.1%
CEZ	2,594	97,682

TOTAL CZECH REPUBLIC		138,534

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	44,444	71,621
TOTAL EGYPT		71,621

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	3,892	56,062
TOTAL GREECE		56,062

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	6,065	47,370

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.2%
OTP Bank Nyrt	3,714	$184,699

Health Care — 0.1%
Richter Gedeon Nyrt	2,994	77,839

TOTAL HUNGARY		309,908

INDIA — 22.0%
Communication Services — 1.3%
Bharti Airtel	55,048	953,285

Consumer Discretionary — 2.4%
Bajaj Auto	1,376	156,789
Eicher Motors	2,618	146,710
Mahindra & Mahindra	15,602	536,357
Maruti Suzuki India	2,525	364,389
Tata Motors	30,589	363,070
Titan	5,929	242,045
		1,809,360
Consumer Staples — 2.0%
Dabur India	28,361	204,305
Godrej Consumer Products	15,399	254,075
Hindustan Unilever	15,257	452,482
ITC	73,392	373,968
Nestle India	6,784	207,590
		1,492,420
Energy — 1.4%
Bharat Petroleum	34,754	126,680
Indian Oil	102,074	202,747
Oil & Natural Gas	74,596	245,291
Reliance Industries	13,561	509,150
		1,083,868
Financials — 6.2%
Axis Bank	46,490	705,399
Bajaj Finance	4,255	363,084
Bajaj Finserv	8,527	162,400
HDFC Bank	54,293	1,096,310
HDFC Life Insurance	16,920	120,741
ICICI Bank	78,391	1,127,721
Jio Financial Services *	36,907	158,516
Kotak Mahindra Bank	29,006	626,992
State Bank of India	36,680	373,431
		4,734,594

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 1.0%
Aurobindo Pharma	8,650	$125,267
Cipla	9,982	177,261
Dr Reddy’s Laboratories	1,918	147,261
Sun Pharmaceutical Industries	18,314	334,017
		783,806
Industrials — 0.7%
Larsen & Toubro	12,141	516,645

Information Technology — 4.1%
HCL Technologies	22,020	385,434
Infosys ADR	77,419	1,441,542
Tata Consultancy Services	18,316	857,543
Tech Mahindra	12,640	216,815
Wipro	30,570	188,745
		3,090,079
Materials — 1.8%
Asian Paints	8,196	286,711
Grasim Industries	5,527	177,000
Hindalco Industries	34,131	283,874
JSW Steel	14,477	161,719
UltraTech Cement	1,967	275,230
UPL	9,107	62,344
Vedanta	22,222	120,987
		1,367,865
Utilities — 1.1%
GAIL India	51,399	135,328
NTPC	82,022	372,154
Power Grid Corp of India	80,267	318,565
		826,047
TOTAL INDIA		16,657,969

INDONESIA — 2.6%
Communication Services — 0.3%
Telkom Indonesia Persero	1,124,300	214,904

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	153,900	47,697
Unilever Indonesia	158,900	29,306
		77,003
Energy — 0.2%
Adaro Energy Indonesia	564,400	96,164

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy (continued)
United Tractors	35,300	$47,372
		143,536
Financials — 1.8%
Bank Central Asia	1,062,300	643,867
Bank Mandiri Persero	878,500	329,941
Bank Negara Indonesia Persero	327,600	93,228
Bank Rakyat Indonesia Persero	1,221,100	343,027
		1,410,063
Industrials — 0.2%
Astra International	487,800	132,860

TOTAL INDONESIA		1,978,366

MALAYSIA — 2.1%
Communication Services — 0.1%
CelcomDigi Bhd	72,600	56,633
Maxis	72,600	54,325
		110,958
Consumer Discretionary — 0.1%
Genting	47,600	47,524

Consumer Staples — 0.1%
SD Guthrie	55,100	49,289

Financials — 1.2%
CIMB Group Holdings	200,955	289,665
Hong Leong Bank	12,700	51,688
Malayan Banking	136,616	288,436
Public Bank	316,400	269,619
		899,408
Health Care — 0.1%
IHH Healthcare	47,600	63,568

Materials — 0.1%
Petronas Chemicals Group	72,600	97,108

Utilities — 0.4%
Petronas Gas	12,400	46,840
Tenaga Nasional	90,000	262,894
		309,734
TOTAL MALAYSIA		1,577,589

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
MEXICO — 4.0%
Communication Services — 0.6%
America Movil	581,200	$494,888

Consumer Staples — 1.2%
Fomento Economico Mexicano	40,200	432,724
Grupo Bimbo, Ser A	27,200	96,108
Wal-Mart de Mexico	104,800	356,832
		885,664
Financials — 0.7%
Grupo Financiero Banorte, Cl O	55,100	429,578
Grupo Financiero Inbursa, Cl O *	37,100	88,198
		517,776
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	10,080	157,759
Grupo Aeroportuario del Sureste, Cl B	6,425	193,535
		351,294
Materials — 0.9%
Cemex	305,800	195,834
Grupo Mexico	55,100	296,540
Southern Copper	1,758	189,354
		681,728
Real Estate — 0.1%
Fibra Uno Administracion †	69,000	84,828

TOTAL MEXICO		3,016,178

PERU — 0.6%
Financials — 0.3%
Credicorp	1,620	261,355

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	13,878	235,232

TOTAL PERU		496,587

PHILIPPINES — 0.9%
Financials — 0.2%
BDO Unibank	66,224	144,857

Industrials — 0.3%
Ayala	7,800	77,456
JG Summit	98,535	43,796
SM Investments	7,800	110,527
		231,779

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.4%
Ayala Land	269,700	$131,148
SM Prime	368,300	177,838
		308,986
TOTAL PHILIPPINES		685,622

POLAND — 1.7%
Communication Services — 0.1%
CD Projekt	1,475	50,982

Consumer Discretionary — 0.3%
LPP	61	259,323

Energy — 0.2%
ORLEN	6,846	115,274

Financials — 1.0%
Bank Polska Kasa Opieki	4,039	168,792
Powszechna Kasa Oszczednosci Bank Polski	20,191	316,021
Powszechny Zaklad Ubezpieczen	14,669	188,067
Santander Bank Polska	781	105,142
		778,022
Materials — 0.1%
KGHM Polska Miedz	2,816	105,318

TOTAL POLAND		1,308,919

QATAR — 1.0%
Financials — 0.8%
Masraf Al Rayan	95,608	61,262
Qatar Islamic Bank QPSC	28,035	143,216
Qatar National Bank	99,395	398,836
		603,314
Industrials — 0.2%
Industries Qatar	44,590	156,757

TOTAL QATAR		760,071

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	22,869	164,529
TOTAL ROMANIA		164,529

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR (A) (B)	3,839	—

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 0.0%
X5 Retail Group GDR * (A) (B)	915	$—

Energy — 0.0%
Gazprom PJSC * (A) (B)	89,700	—
LUKOIL PJSC (A) (B)	3,729	—
Novatek PJSC GDR * (A) (B)	756	—
Rosneft Oil PJSC (A) (B)	10,270	—
Tatneft PJSC (A) (B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC (A) (B)	99,330	—

Materials — 0.0%
Alrosa PJSC (A) (B)	18,910	—
GMK Norilskiy Nickel PAO (A) (B)	67,000	—
Novolipetsk Steel PJSC (A) (B)	8,860	—
Severstal PAO (A) (B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 5.5%
Communication Services — 0.3%
MTN Group	34,266	159,395
Vodacom Group	17,985	96,042
		255,437
Consumer Discretionary — 1.4%
Naspers, Cl N	4,682	914,662
Woolworths Holdings	37,765	127,772
		1,042,434
Consumer Staples — 0.6%
Bid	6,846	159,291
Clicks Group	4,108	77,472
Shoprite Holdings	13,066	203,238
		440,001
Energy — 0.2%
Exxaro Resources	10,915	106,400

Financials — 2.3%
Absa Group	14,676	127,350
Capitec Bank	2,121	305,373
Discovery	14,594	107,649
FirstRand	91,459	385,170
Nedbank Group	9,252	129,924

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Old Mutual	174,788	$118,599
Remgro	17,837	132,937
Sanlam	29,739	131,790
Standard Bank Group	26,925	310,847
		1,749,639
Industrials — 0.1%
Bidvest Group	5,480	85,363

Materials — 0.6%
Anglo American Platinum	1,429	47,090
Gold Fields	21,782	326,158
Sasol	11,367	85,968
		459,216
TOTAL SOUTH AFRICA		4,138,490

SOUTH KOREA — 17.3%
Communication Services — 0.7%
Kakao	5,229	154,420
NAVER	2,567	311,248
NCSoft	378	49,402
		515,070
Consumer Discretionary — 2.3%
Coway	880	41,043
Hyundai Mobis	1,401	255,976
Hyundai Motor	3,064	656,651
Kia	6,104	573,373
LG Electronics	2,325	187,317
		1,714,360
Consumer Staples — 0.5%
Amorepacific	856	104,038
KT&G	3,437	220,228
LG H&H	203	50,953
		375,219
Energy — 0.3%
HD Hyundai	2,144	116,039
SK Innovation *	1,325	111,756
S-Oil	756	36,523
		264,318
Financials — 2.4%
DB Insurance	830	69,041
Hana Financial Group	7,339	323,631
Industrial Bank of Korea	4,262	43,410

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
KB Financial Group	8,760	$499,571
Samsung Fire & Marine Insurance	1,106	312,556
Samsung Life Insurance	1,152	74,066
Shinhan Financial Group	9,360	327,413
Woori Financial Group	12,287	131,127
		1,780,815
Health Care — 0.2%
Samsung Biologics *	355	187,494

Industrials — 1.7%
Hyundai Engineering & Construction	2,881	67,080
Hyundai Glovis	1,442	229,421
Korea Aerospace Industries	3,714	143,002
Korea Shipbuilding & Offshore Engineering *	632	72,911
LG	2,665	156,047
Samsung C&T	2,375	245,005
Samsung Heavy Industries *	23,023	156,386
SK Holdings	954	109,712
SK Square *	1,768	128,454
		1,308,018
Information Technology — 7.9%
LG Display *	3,616	30,131
Samsung Electro-Mechanics	1,628	186,868
Samsung Electronics	65,632	3,885,948
Samsung SDI	1,102	283,406
Samsung SDS	576	62,140
SK Hynix	9,035	1,552,327
		6,000,820
Materials — 1.1%
Hyundai Steel	3,155	66,584
Korea Zinc	128	47,890
LG Chemical	979	245,728
Lotte Chemical	303	25,248
POSCO Holdings	1,668	439,872
		825,322
Utilities — 0.2%
Korea Electric Power *	10,378	147,546

TOTAL SOUTH KOREA		13,118,982

TAIWAN — 29.3%
Communication Services — 1.1%
Chunghwa Telecom	99,000	382,982

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Communication Services (continued)
Far EasTone Telecommunications	73,000	$189,242
Taiwan Mobile	73,000	240,772
		812,996
Consumer Staples — 0.6%
President Chain Store	25,000	210,764
Uni-President Enterprises	99,000	248,099
		458,863
Energy — 0.1%
Formosa Petrochemical	25,000	49,936

Financials — 5.6%
Cathay Financial Holding	148,000	269,161
Chailease Holding	49,615	234,758
Chang Hwa Commercial Bank	379,150	215,629
China Development Financial Holding *	450,000	209,454
CTBC Financial Holding	368,000	429,351
E.Sun Financial Holding	316,397	278,444
First Financial Holding	316,605	274,235
Fubon Financial Holding	176,827	432,236
Hua Nan Financial Holdings	252,567	205,532
Mega Financial Holding	203,414	253,315
Shanghai Commercial & Savings Bank	153,000	217,180
Shin Kong Financial Holding *	746,000	226,273
SinoPac Financial Holdings	175,211	137,181
Taishin Financial Holding	550,300	319,750
Taiwan Cooperative Financial Holding	279,114	223,694
Yuanta Financial Holding	301,285	297,650
		4,223,843
Industrials — 0.3%
Far Eastern New Century	222,000	241,219

Information Technology — 20.3%
ASE Technology Holding	77,000	399,935
Asustek Computer	25,000	383,768
AUO	199,600	109,517
Catcher Technology	25,000	178,783
Delta Electronics	50,000	597,229
Hon Hai Precision Industry	222,000	1,464,421
Innolux	255,001	112,796
Lite-On Technology	99,000	323,474
MediaTek	25,000	1,078,865
Novatek Microelectronics	25,000	466,994
Pegatron	76,000	244,810

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Quanta Computer	75,000	$721,298
Taiwan Semiconductor Manufacturing	302,000	8,992,556
United Microelectronics	198,000	339,953
		15,414,399
Materials — 1.3%
Asia Cement	99,000	133,815
China Steel	326,000	232,128
Formosa Chemicals & Fibre	75,000	116,517
Formosa Plastics	99,000	175,470
Nan Ya Plastics	124,000	188,438
TCC Group Holdings	147,404	155,394
		1,001,762
TOTAL TAIWAN		22,203,018

THAILAND — 1.7%
Communication Services — 0.2%
Advanced Info Service	23,500	133,837
		133,837
Consumer Staples — 0.3%
CP ALL	125,200	187,642
		187,642
Energy — 0.5%
PTT	256,400	227,073
PTT Exploration & Production	35,200	145,797
		372,870
Health Care — 0.2%
Bangkok Dusit Medical Services, Cl F	230,500	168,019
		168,019
Industrials — 0.2%
Airports of Thailand	114,400	180,029
		180,029
Materials — 0.2%
Indorama Ventures	75,000	39,853
PTT Global Chemical	62,500	51,945
Siam Cement	12,200	74,801
		166,599

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.1%
Central Pattana	35,200	$52,995
		52,995
TOTAL THAILAND		1,261,991

TURKEY — 0.9%
Consumer Staples — 0.4%
BIM Birlesik Magazalar	17,095	284,191

Energy — 0.2%
Turkiye Petrol Rafinerileri	34,228	172,792

Financials — 0.3%
Akbank	122,312	238,964

TOTAL TURKEY		695,947

UNITED ARAB EMIRATES — 1.0%
Communication Services — 0.3%
Emirates Telecommunications Group PJSC	53,501	234,513

Financials — 0.5%
Abu Dhabi Commercial Bank PJSC	54,295	118,554
First Abu Dhabi Bank PJSC	80,020	271,452
		390,006
Real Estate — 0.2%
Emaar Properties PJSC	59,940	133,817

TOTAL UNITED ARAB EMIRATES		758,336

UNITED KINGDOM — 0.3%
Materials — 0.3%
Anglogold Ashanti	8,065	203,069
TOTAL UNITED KINGDOM		203,069

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS *	14,800	85,984
TOTAL UNITED STATES		85,984

TOTAL COMMON STOCK (Cost $67,010,954)		73,462,879

PREFERRED STOCK — 3.2%
BRAZIL — 2.1%
Energy — 0.7%
Petroleo Brasileiro (C)	82,500	565,155

Schedule of Investments (Unaudited) June 30, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

	Shares	Value
PREFERRED STOCK (continued)
Financials — 1.2%
Banco Bradesco (C)	111,571	$248,674
Itau Unibanco Holding (C)	79,600	464,463
Itausa (C)	105,076	185,770
		898,907
Materials — 0.1%
Gerdau (C)	21,290	70,450

Utilities — 0.1%
Cia Energetica de Minas Gerais (C)	26,500	47,184

TOTAL BRAZIL		1,581,696

CHILE — 0.2%
Industrials — 0.2%
Sociedad Quimica y Minera de Chile (C)	3,101	124,927

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia (C)	7,516	61,809

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A) (B) (C)	50,900	—

SOUTH KOREA — 0.8%
Information Technology — 0.8%
Samsung Electronics (C)	13,434	620,706

TOTAL PREFERRED STOCK (Cost $2,544,274)		2,389,138

TOTAL INVESTMENTS — 100.1% (Cost $69,555,228)		75,852,017
OTHER ASSETS LESS LIABILITIES – (0.1)%		(80,406)
NET ASSETS - 100%		$75,771,611

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-014-1100

Schedule of Investments (Unaudited) June 30, 2024

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
CHINA — 99.9%
Communication Services — 0.9%
Kunlun Tech, Cl A	16,900	$74,629

Consumer Discretionary — 0.8%
Hisense Visual Technology, Cl A	20,800	70,484

Information Technology — 98.2%
ACM Research Shanghai, Cl A	6,765	78,307
Advanced Micro-Fabrication Equipment China, Cl A	9,592	185,590
Avary Holding Shenzhen, Cl A	33,485	182,357
Beijing Kingsoft Office Software, Cl A	6,962	216,941
BOE Technology Group, Cl A	568,130	318,271
BYD Electronic International	34,500	172,336
Cambricon Technologies, Cl A *	6,260	170,346
Chaozhou Three-Circle Group, Cl A	29,664	118,602
China Resources Microelectronics, Cl A	20,550	105,384
Eoptolink Technology, Cl A	10,900	157,584
Foxconn Industrial Internet, Cl A	230,274	864,215
GigaDevice Semiconductor, Cl A *	10,100	132,281
GoerTek, Cl A	51,722	138,216
Guobo Electronics, Cl A	6,049	58,528
Hangzhou Silan Microelectronics, Cl A *	25,500	61,158
Hengtong Optic-electric, Cl A	38,500	83,161
Hua Hong Semiconductor	19,000	53,661
Hygon Information Technology, Cl A	35,718	344,027
Iflytek, Cl A	33,700	198,253
Ingenic Semiconductor, Cl A	7,400	56,193
JCET Group, Cl A	26,800	116,401
Lingyi iTech Guangdong, Cl A	102,000	99,473
Luxshare Precision Industry, Cl A	109,605	590,147
Maxscend Microelectronics, Cl A	8,269	88,047
Montage Technology, Cl A	17,376	136,041
National Silicon Industry Group, Cl A *	42,736	80,838
NAURA Technology Group, Cl A	8,218	360,075
Sanan Optoelectronics, Cl A	75,000	120,397
SG Micro, Cl A	7,500	85,038
Shanghai BOCHU Electronic Technology, Cl A	3,222	81,450
Shennan Circuits, Cl A	7,900	114,450
Shenzhen Goodix Technology, Cl A	7,100	66,859
Shenzhen Transsion Holdings, Cl A	17,579	184,295
Sunny Optical Technology Group	16,800	103,825
Suzhou TFC Optical Communication, Cl A	8,660	104,881
TCL Zhonghuan Renewable Energy Technology, Cl A	61,500	72,865
TongFu Microelectronics, Cl A	23,200	71,149
Unigroup Guoxin Microelectronics, Cl A	13,000	93,660

Schedule of Investments (Unaudited) June 30, 2024

KraneShares CICC China 5G & Semiconductor Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Universal Scientific Industrial Shanghai, Cl A	33,300	$73,206
Will Semiconductor Shanghai, Cl A	19,006	258,684
Wingtech Technology, Cl A *	19,155	74,119
WUS Printed Circuit Kunshan, Cl A	29,000	144,983
Xiaomi, Cl B *	318,200	671,662
Yealink Network Technology, Cl A	19,532	98,371
Zhejiang Dahua Technology, Cl A	50,000	105,878
Zhejiang Jingsheng Mechanical & Electrical, Cl A	20,120	79,175
Zhongji Innolight, Cl A	16,940	319,920
ZTE, Cl H	116,400	257,626
		8,348,926
TOTAL CHINA		8,494,039

TOTAL COMMON STOCK (Cost $9,083,207)		8,494,039

TOTAL INVESTMENTS — 99.9% (Cost $9,083,207)		8,494,039
OTHER ASSETS LESS LIABILITIES – 0.1%		6,789
NET ASSETS - 100%		$8,500,828

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-022-0700

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
UNITED STATES — 99.9%
Communication Services — 5.5%
Alphabet, Cl C	1,669	$306,128
Comcast, Cl A	12,344	483,391
Meta Platforms, Cl A	1,568	790,617
Netflix *	143	96,508
		1,676,644
Consumer Discretionary — 7.1%
Amazon.com *	5,044	974,753
Dick’s Sporting Goods	428	91,956
Home Depot	2,186	752,509
McDonald’s	669	170,488
Modine Manufacturing *	778	77,948
Williams-Sonoma	331	93,464
		2,161,118
Consumer Staples — 7.0%
Altria Group	7,352	334,884
Colgate-Palmolive	1,556	150,994
Flowers Foods	18,779	416,894
Kimberly-Clark	3,754	518,803
Procter & Gamble	1,699	280,199
Universal	8,880	427,927
		2,129,701
Energy — 4.5%
Chevron	515	80,556
DT Midstream	7,120	505,734
Hess Midstream, Cl A	12,550	457,322
Phillips 66	2,268	320,173
		1,363,785
Financials — 8.1%
Allstate	779	124,375
BlackRock, Cl A	452	355,869
CME Group, Cl A	702	138,013
Goldman Sachs Group	1,157	523,334
Invesco	10,886	162,854
JPMorgan Chase	1,649	333,527
T Rowe Price Group	3,941	454,437
Western Union	32,549	397,749
		2,490,158
Health Care — 8.6%
AbbVie	2,117	363,108
Bristol-Myers Squibb	9,924	412,144

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
CVS Health	1,612	$95,205
Eli Lilly	419	379,354
Gilead Sciences	5,925	406,514
Merck	3,239	400,988
Pfizer	20,659	578,039
		2,635,352
Industrials — 10.9%
Automatic Data Processing	1,860	443,963
Cummins	867	240,098
Fastenal	6,329	397,714
General Dynamics	166	48,163
MSC Industrial Direct, Cl A	4,296	340,716
Paychex	3,854	456,930
Powell Industries	392	56,213
Robert Half	2,956	189,125
Snap-on	1,500	392,085
Union Pacific	1,269	287,124
United Parcel Service, Cl B	549	75,131
Vertiv Holdings, Cl A	1,549	134,097
Watsco	611	283,040
		3,344,399
Information Technology — 22.5%
Apple	5,570	1,173,153
AppLovin, Cl A *	634	52,762
Cisco Systems	12,349	586,701
Dell Technologies, Cl C	420	57,922
International Business Machines	1,822	315,115
Microsoft	4,392	1,963,004
NetApp	1,432	184,442
NVIDIA	15,030	1,856,806
Oracle	336	47,443
Super Micro Computer *	166	136,012
Texas Instruments	2,671	519,590
		6,892,950
Materials — 5.5%
Air Products and Chemicals	1,709	441,008
Dow	8,356	443,286
Packaging Corp of America	2,432	443,986
Sonoco Products	7,220	366,198
		1,694,478
Real Estate — 6.8%
American Tower †	2,372	461,069

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Crown Castle †	4,427	$432,518
Equinix †	345	261,027
Public Storage †	1,552	446,433
Simon Property Group †	3,120	473,616
		2,074,663
Utilities — 13.4%
ALLETE	6,898	430,090
American Electric Power	5,620	493,099
Consolidated Edison	4,987	445,938
Duke Energy	4,979	499,045
Entergy	4,408	471,656
Evergy	4,250	225,122
ONE Gas	3,188	203,554
Public Service Enterprise Group	5,093	375,354
Spire	1,815	110,225
UGI	17,888	409,635
WEC Energy Group	5,326	417,878
		4,081,596
TOTAL UNITED STATES		30,544,844

TOTAL COMMON STOCK (Cost $28,487,643)		30,544,844

TOTAL INVESTMENTS — 99.9% (Cost $28,487,643)		30,544,844
OTHER ASSETS LESS LIABILITIES – 0.1%		41,101
NET ASSETS - 100%		$30,585,945

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-026-0700

Consolidated Schedule of Investments (Unaudited) June 30, 2024

KraneShares Mount Lucas Managed Futures Index Strategy ETF †

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 71.2%
U.S. Treasury Bills
5.293%, 07/23/2024 (A)	$40,000,000	$39,871,789
5.292%, 07/30/2024 (A)	40,000,000	39,830,833
5.275%, 07/02/2024 (A)	40,000,000	39,994,178
5.267%, 08/06/2024 (A)	40,000,000	39,791,180
0.000%, 08/29/2024 (A)	40,000,000	39,655,341
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,145,416)		199,143,321

TOTAL INVESTMENTS — 71.2% (Cost $199,145,416)		199,143,321
OTHER ASSETS LESS LIABILITIES – 28.8%		80,509,545
NET ASSETS - 100%		$279,652,866

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUD Currency	613	Sep-2024	$41,028,246	$40,966,784	$(61,462)
British Pound	567	Sep-2024	45,416,003	44,824,894	(591,109)
Canadian 10-Year Bond	580	Sep-2024	51,353,901	50,905,011	(459,230)
Copper ^	165	Sep-2024	18,457,540	18,114,937	(342,602)
Gold ^	81	Aug-2024	19,719,540	18,950,760	(768,781)
Live Cattle ^	114	Aug-2024	8,267,641	8,455,380	187,739
Long Gilt 10-Year Bond	303	Sep-2024	37,539,273	37,371,328	(50,111)
WTI Crude Oil ^	130	Sep-2024	9,934,520	10,483,200	548,680
			231,716,664	230,072,294	(1,536,876)
Short Contracts
CAD Currency	(614)	Sep-2024	(44,780,432)	(44,944,800)	(164,368)
Corn ^	(818)	Dec-2024	(19,229,346)	(17,208,675)	2,020,671
Euro FX	(332)	Sep-2024	(45,080,372)	(44,620,800)	459,572
Euro-Bund 10-Year Bond	(263)	Sep-2024	(37,524,244)	(37,072,086)	(128,775)
Gasoline ^	(45)	Sep-2024	(4,556,251)	(4,670,190)	(113,939)
Japanese 10-Year Bond	(78)	Sep-2024	(70,938,516)	(69,258,997)	1,388
Japanese Yen	(559)	Sep-2024	(45,272,488)	(43,968,844)	1,303,644
Natural Gas ^	(715)	Sep-2024	(21,648,352)	(18,575,700)	3,072,652
NY Harbor ULSD ^	(186)	Sep-2024	(19,271,447)	(19,912,007)	(640,560)
Soybean ^	(322)	Nov-2024	(18,509,841)	(17,774,400)	735,442
Sugar No. 11 ^	(931)	Oct-2024	(19,685,446)	(21,167,216)	(1,481,770)
Swiss Franc	(322)	Sep-2024	(45,520,090)	(45,212,825)	307,265
Ultra 10-Year U.S. Treasury Note	(633)	Sep-2024	(70,845,970)	(71,865,281)	(1,019,312)
Wheat ^	(225)	Dec-2024	(6,651,458)	(6,716,250)	(64,792)
			(469,514,253)	(462,968,071)	4,287,118
			$(237,797,589)	$(232,895,777)	$2,750,242

Consolidated Schedule of Investments (Unaudited) June 30, 2024

KraneShares Mount Lucas Managed Futures Index Strategy ETF † (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of June 30, 2024.
†	Formerly KFA Mount Lucas Futures Index Strategy ETF, effective August 1, 2024.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

KRS-QH-025-0700

Schedule of Investments (Unaudited) June 30, 2024

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.0% ‡
CHINA — 99.0%
Consumer Discretionary — 4.6%
Beijing Roborock Technology, Cl A	16,694	$897,713
Tianneng Battery Group, Cl A	26,023	85,046
		982,759
Health Care — 11.3%
Bloomage Biotechnology, Cl A *	34,921	270,582
iRay Technology, Cl A	18,109	285,816
MGI Tech, Cl A	37,666	244,594
Shanghai Junshi Biosciences, Cl A *	97,234	386,893
Shanghai United Imaging Healthcare, Cl A	59,750	897,782
Sichuan Biokin Pharmaceutical, Cl A *	14,536	361,168
		2,446,835
Industrials — 5.4%
AVIC Chengdu UAS, Cl A	36,702	166,045
Baimtec Material, Cl A	16,312	118,148
GoodWe Technologies, Cl A	30,703	236,004
Pylon Technologies, Cl A	31,195	169,671
Sany Renewable Energy, Cl A	43,699	148,679
Zhuzhou CRRC Times Electric, Cl A	47,246	319,553
		1,158,100
Information Technology — 73.9%
ACM Research Shanghai, Cl A	15,794	182,821
Advanced Micro-Fabrication Equipment China, Cl A	78,670	1,522,142
Amlogic Shanghai, Cl A	60,656	492,835
ASR Microelectronics, Cl A *	37,908	194,503
Beijing Kingsoft Office Software, Cl A	41,873	1,304,794
Biwin Storage Technology, Cl A *	46,797	411,189
Cambricon Technologies, Cl A *	37,753	1,027,331
China Railway Signal & Communication, Cl A	468,758	385,235
China Resources Microelectronics, Cl A	95,953	492,063
CSI Solar, Cl A *	84,104	117,271
Everdisplay Optronics Shanghai, Cl A *	753,454	204,338
GalaxyCore, Cl A	141,404	234,548
Guobo Electronics, Cl A	8,700	84,178
Hangzhou EZVIZ Network, Cl A	28,546	133,369
Hwatsing Technology, Cl A	17,284	448,811
Hygon Information Technology, Cl A	168,511	1,623,057
Jinko Solar, Cl A	725,362	705,407
Loongson Technology, Cl A *	29,072	350,137
Montage Technology, Cl A	165,508	1,295,799
National Silicon Industry Group, Cl A *	298,749	565,102
Nexchip Semiconductor, Cl A *	72,721	146,122
Piotech, Cl A	25,222	414,947

Schedule of Investments (Unaudited) June 30, 2024

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Qi An Xin Technology Group, Cl A *	49,674	$160,707
Shanghai BOCHU Electronic Technology, Cl A	14,895	376,514
Shanghai Fudan Microelectronics Group, Cl A	58,151	249,941
Shenzhen Transsion Holdings, Cl A	81,865	858,251
SICC, Cl A *	31,153	200,209
SUPCON Technology, Cl A	114,535	591,434
Trina Solar, Cl A	197,501	457,716
United Nova Technology, Cl A *	255,435	138,549
Verisilicon Microelectronics Shanghai, Cl A *	63,425	232,386
Xinjiang Daqo New Energy, Cl A	116,629	325,724
		15,927,430
Materials — 3.8%
Cathay Biotech, Cl A	52,868	328,685
Western Superconducting Technologies, Cl A *	82,424	432,619
Zhongfu Shenying Carbon Fiber, Cl A	17,943	49,890
		811,194
TOTAL CHINA		21,326,318

TOTAL COMMON STOCK (Cost $30,892,253)		21,326,318

TOTAL INVESTMENTS — 99.0% (Cost $30,892,253)		21,326,318
OTHER ASSETS LESS LIABILITIES – 1.0%		207,817
NET ASSETS - 100%		$21,534,135

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-024-0700

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 90.6% ‡
CHINA — 90.6%
Communication Services — 24.9%
Baidu, Cl A *	22,650	$247,318
Bilibili, Cl Z *	9,460	153,761
China Literature *	14,600	47,031
Kingsoft	30,000	86,649
Kuaishou Technology, Cl B *	45,300	267,771
NetEase	14,305	273,186
Tencent Holdings	12,200	581,920
Weibo, Cl A	160	1,248
		1,658,884
Consumer Discretionary — 41.0%
Alibaba Group Holding	60,400	545,405
Haier Smart Home, Cl A	77,826	260,171
JD.com, Cl A	39,410	521,429
Li Auto, Cl A *	29,400	264,726
Meituan, Cl B *	40,680	578,880
NIO, Cl A *	4,410	19,233
Tongcheng Travel Holdings	39,600	78,820
Trip.com Group *	5,450	261,492
XPeng, Cl A *	51,500	194,921
		2,725,077
Consumer Staples — 3.5%
Alibaba Health Information Technology *	206,000	82,586
East Buy Holding *	14,500	23,438
JD Health International *	35,800	97,439
Ping An Healthcare and Technology *	19,700	28,866
		232,329
Financials — 0.7%
ZhongAn Online P&C Insurance, Cl H *	27,300	47,485

Information Technology — 20.5%
BYD Electronic International	25,000	124,882
Hua Hong Semiconductor	21,000	59,309
Kingdee International Software Group *	98,000	91,882
Lenovo Group	190,000	268,181
SenseTime Group, Cl B *	751,000	126,972
Sunny Optical Technology Group	22,840	141,152

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B *	259,800	$548,391
		1,360,769
TOTAL CHINA		6,024,544

TOTAL COMMON STOCK (Cost $6,219,408)		6,024,544

TOTAL INVESTMENTS — 90.6% (Cost $6,219,408)		6,024,544
OTHER ASSETS LESS LIABILITIES – 9.4%		625,733
NET ASSETS - 100%		$6,650,277

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-028-0700

Schedule of Investments (Unaudited) June 30, 2024

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — 98.3% ‡
AUSTRALIA — 16.3%
Communication Services — 1.0%
CAR Group	1,211	$28,509

Financials — 3.9%
AUB Group	1,574	33,312
Steadfast Group	8,929	36,853
Washington H Soul Pattinson	1,618	35,465
		105,630
Health Care — 2.8%
EBOS Group	2,029	39,836
Sonic Healthcare	2,113	37,114
		76,950
Industrials — 1.5%
Computershare	2,252	39,615

Materials — 2.1%
Brickworks	1,645	28,784
Northern Star Resources	3,113	27,027
		55,811
Real Estate — 1.8%
Charter Hall Group †	6,465	48,272

Utilities — 3.2%
APA Group	16,230	86,605

TOTAL AUSTRALIA		441,392

CHINA — 31.5%
Consumer Discretionary — 3.9%
Bosideng International Holdings	170,000	106,041

Energy — 7.3%
PetroChina, Cl H	194,000	196,301

Financials — 9.2%
China Merchants Bank, Cl H	28,500	129,406
Ping An Insurance Group of China, Cl H	26,500	120,155
		249,561
Health Care — 4.4%
CSPC Pharmaceutical Group	62,000	49,394
Sinopharm Group, Cl H	26,000	69,101
		118,495

Schedule of Investments (Unaudited) June 30, 2024

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 3.6%
China Resources Land	28,500	$96,918

Utilities — 3.1%
ENN Energy Holdings	10,100	83,246

TOTAL CHINA		850,562

HONG KONG — 9.9%
Financials — 1.0%
AIA Group	4,000	27,154

Real Estate — 2.8%
Swire Properties	47,800	76,163

Utilities — 6.1%
CK Infrastructure Holdings	14,000	79,079
Hong Kong & China Gas	111,000	84,450
		163,529
TOTAL HONG KONG		266,846

INDIA — 1.1%
Information Technology — 1.1%
Infosys ADR	1,554	28,935
TOTAL INDIA		28,935

INDONESIA — 1.1%
Financials — 1.1%
Bank Central Asia	49,000	29,699
TOTAL INDONESIA		29,699

JAPAN — 28.1%
Communication Services — 0.7%
KDDI	400	10,578
Nippon Telegraph & Telephone	9,700	9,154
		19,732
Consumer Discretionary — 3.4%
Fujitsu General	500	6,487
Open House Group	600	18,381
Rinnai	300	6,826
Sangetsu	800	14,825
Sekisui Chemical	1,000	13,838
Sekisui House	700	15,505
TS Tech	1,400	16,584
		92,446

Schedule of Investments (Unaudited) June 30, 2024

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 2.5%
Asahi Group Holdings	300	$10,584
Kao	300	12,167
Lion	900	7,016
Morinaga	500	7,736
Nisshin Seifun Group	600	6,898
Seven & i Holdings	600	7,311
Sundrug	400	10,081
Yakult Honsha	300	5,365
		67,158
Financials — 6.3%
Chiba Bank	1,700	15,134
Fuyo General Lease	200	15,299
Jaccs	400	11,575
SBI Holdings	800	20,226
Sompo Holdings	1,000	21,354
Sumitomo Mitsui Financial Group	300	20,002
Tokio Marine Holdings	600	22,398
Tokyo Century	1,200	11,257
Yamaguchi Financial Group	1,600	18,158
Zenkoku Hosho	400	14,736
		170,139
Health Care — 2.7%
Alfresa Holdings	600	8,217
Astellas Pharma	1,500	14,827
Hisamitsu Pharmaceutical	300	6,932
Kyowa Kirin	600	10,248
Mani	600	7,404
Medipal Holdings	700	10,653
Shionogi	200	7,804
Ship Healthcare Holdings	500	7,382
		73,467
Industrials — 3.5%
COMSYS Holdings	600	11,529
EXEO Group	1,500	14,915
Hikari Tsushin	100	18,628
Kandenko	1,100	11,776
Sanwa Holdings	700	12,800
SHO-BOND Holdings	200	7,163
Takeuchi Manufacturing	500	17,500
		94,311
Information Technology — 2.2%
Azbil	200	5,571

Schedule of Investments (Unaudited) June 30, 2024

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Dentsu Soken	200	$6,565
FUJIFILM Holdings	300	7,016
Murata Manufacturing	400	8,261
NEC Networks & System Integration	500	7,593
Otsuka	500	9,608
SCSK	400	7,989
TIS	300	5,815
		58,418
Materials — 2.1%
Air Water	1,000	13,524
Fujimi	500	9,434
Nissan Chemical	300	9,506
Nitto Denko	200	15,802
Shin-Etsu Chemical	200	7,756
		56,022
Real Estate — 4.2%
Aeon Mall	1,000	11,784
Daiwa Securities Living Investments, Cl A †	26	16,971
Hulic	1,200	10,627
Japan Metropolitan Fund Invest †	26	14,628
Japan Real Estate Investment †	4	12,632
Mori Hills REIT Investment, Cl A †	20	16,362
Nomura Real Estate Holdings	600	15,035
Tokyo Tatemono	900	14,205
		112,244
Utilities — 0.5%
Nippon Gas	900	13,526

TOTAL JAPAN		757,463

NEW ZEALAND — 1.3%
Health Care — 1.3%
Fisher & Paykel Healthcare	1,925	35,284
TOTAL NEW ZEALAND		35,284

PHILIPPINES — 2.4%
Industrials — 2.4%
International Container Terminal Services	10,790	64,399
TOTAL PHILIPPINES		64,399

TAIWAN — 5.5%
Financials — 1.2%
Chailease Holding	7,120	33,689

Schedule of Investments (Unaudited) June 30, 2024

KraneShares S&P Pan Asia Dividend Aristocrats ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 4.3%
Advantech	3,300	$37,633
Sinbon Electronics	5,000	45,004
Wistron	10,000	32,674
		115,311
TOTAL TAIWAN		149,000

THAILAND — 1.1%
Financials — 1.1%
Krungthai Card	27,000	29,981
TOTAL THAILAND		29,981

TOTAL COMMON STOCK (Cost $2,615,456)		2,653,561

TOTAL INVESTMENTS — 98.3% (Cost $2,615,456)		2,653,561
OTHER ASSETS LESS LIABILITIES – 1.7%		45,541
NET ASSETS - 100%		$2,699,102

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-035-0400

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Dynamic Emerging Markets Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 99.0%
KraneShares MSCI All China Index ETF (A)	132,009	$2,469,413
KraneShares MSCI Emerging Markets ex China Index ETF (A)	65,805	1,976,815
TOTAL EXCHANGE - TRADED FUNDS (Cost $4,383,279)		4,446,228

TOTAL INVESTMENTS — 99.0% (Cost $4,383,279)		4,446,228
OTHER ASSETS LESS LIABILITIES – 1.0%		42,965
NET ASSETS - 100%		$4,489,193

(A)	Affiliated Investment.

Transactions with affiliated companies during the period ended June 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2024	Dividend Income	Capital Gain Distributions
KraneShares MSCI All China Index ETF
$2,027,280	$391,184	$—	$50,949	$—	$2,469,413	$—	$—
KraneShares MSCI Emerging Markets ex China Index ETF
1,668,176	277,888	(13,696)	43,496	951	1,976,815	—	—
$3,695,456	$669,072	$(13,696)	$94,445	$951	$4,446,228	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-038-0200

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 96.8% ‡
CHINA — 0.7%
Consumer Discretionary — 0.7%
Chow Tai Fook Jewellery Group	15,400	$16,667
TOTAL CHINA		16,667

DENMARK — 4.5%
Consumer Discretionary — 4.5%
Pandora	717	108,299
TOTAL DENMARK		108,299

FRANCE — 35.1%
Consumer Discretionary — 22.0%
Hermes International	83	190,365
Kering	315	114,279
LVMH Moet Hennessy Louis Vuitton	299	228,676
		533,320
Consumer Staples — 8.6%
L’Oreal	474	208,310

Health Care — 4.5%
EssilorLuxottica	508	109,543

TOTAL FRANCE		851,173

GERMANY — 0.9%
Consumer Discretionary — 0.9%
HUGO BOSS	459	20,548
TOTAL GERMANY		20,548

ITALY — 11.0%
Consumer Discretionary — 11.0%
Brunello Cucinelli	293	29,361
Ferrari	269	109,757
Moncler	1,621	99,131
PRADA	3,900	29,172
TOTAL ITALY		267,421

JAPAN — 8.1%
Consumer Staples — 8.1%
Kao	2,600	105,448
Shiseido	3,200	91,270
TOTAL JAPAN		196,718

SWITZERLAND — 10.1%
Consumer Discretionary — 10.1%
Cie Financiere Richemont, Cl A	1,243	194,003

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Swatch Group	253	$51,819
TOTAL SWITZERLAND		245,822

UNITED KINGDOM — 1.4%
Consumer Discretionary — 1.4%
Burberry Group	3,031	33,633
TOTAL UNITED KINGDOM		33,633

UNITED STATES — 25.0%
Consumer Discretionary — 19.3%
Capri Holdings *	1,164	38,505
Deckers Outdoor *	113	109,378
Ralph Lauren, Cl A	330	57,770
Samsonite International	10,800	32,231
Signet Jewelers	380	34,041
Tapestry	1,998	85,494
Vail Resorts	366	65,928
VF	3,372	45,522
		468,869
Consumer Staples — 5.7%
Coty, Cl A *	2,829	28,346
Estee Lauder, Cl A	854	90,866
Inter Parfums	165	19,145
		138,357
TOTAL UNITED STATES		607,226

TOTAL COMMON STOCK (Cost $2,290,385)		2,347,507

TOTAL INVESTMENTS — 96.8% (Cost $2,290,385)		2,347,507
OTHER ASSETS LESS LIABILITIES – 3.2%		76,839
NET ASSETS - 100%		$2,424,346

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-039-0200

Schedules of Investments/Consolidated Schedule of Investments (Unaudited) June 30, 2024

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

BV — Business Value

BVI — Business Volume Indicator

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — US Treas Yield Curve Rate T Note Const Mat 5 Yr

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USD — U.S. Dollar

USSW5 — USD Swap Semi 30/360 5 Yr Curr

WTI — West Texas Intermediate